Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS – 96.7%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 29.1%
Advanced Micro-Fabrication Equipment Inc. China (China)	55,941	$3,890,097
Alchip Technologies Ltd. (Taiwan)	28,781	3,854,647
ASE Technology Holding Co. Ltd. (Taiwan)	136,054	3,036,257
ASPEED Technology Inc. (Taiwan)	1,388	732,390
eMemory Technology Inc. (Taiwan)	23,696	2,231,948
King Yuan Electronics Co. Ltd. (Taiwan)	252,380	2,731,329
MediaTek Inc. (Taiwan)	37,623	5,126,687
SK hynix Inc. (South Korea)	11,511	20,312,110
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	283,895	22,396,556
		$64,312,021
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 9.5%
Samsung Electronics Co. Ltd. (South Korea)	94,788	$21,033,196
BANKS – 7.1%
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	199,826	$2,109,043
ICICI Bank Ltd. (India)	264,963	3,867,726
NU Holdings Ltd. (Brazil) (a)	307,893	4,113,451
OTP Bank Nyrt. (Hungary)	15,335	2,265,072
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	2,589,404	3,305,795
		$15,661,087
INTERACTIVE MEDIA & SERVICES – 6.8%
Baidu Inc. (China) (a)	195,397	$2,789,498
NAVER Corp. (South Korea)	10,901	1,414,445
Tencent Holdings Ltd. (China)	195,081	10,765,068
		$14,969,011
BROADLINE RETAIL – 5.2%
Alibaba Group Holding Ltd. (China)	380,837	$4,565,646
MercadoLibre Inc. (Brazil) (a)	1,384	2,349,188
PDD Holdings Inc. (China) (a),(b)	22,081	1,684,338
Sea Ltd. (Singapore) (a),(b)	30,725	2,944,377
		$11,543,549
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.7%
Aldar Properties PJSC (United Arab Emirates)	400,052	$902,743
Multiplan Empreendimentos Imobiliarios S.A. (Brazil) (a)	419,518	2,378,647
Phoenix Mills (The) Ltd. (India)	258,207	5,325,032
Prestige Estates Projects Ltd. (India)	113,012	1,872,021
		$10,478,443

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
CAPITAL MARKETS – 4.3%
360 ONE WAM Ltd. (India)	89,374	$1,015,612
B3 S.A. - Brasil Bolsa Balcao (Brazil) (a)	754,491	2,123,618
Billionbrains Garage Ventures Ltd. (India) (a),(c)	1,400,319	2,995,350
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	71,059	3,306,159
		$9,440,739
INSURANCE – 3.2%
AIA Group Ltd. (Hong Kong)	238,245	$2,181,189
Max Financial Services Ltd. (India) (a)	170,375	2,854,639
Ping An Insurance Group Co. of China Ltd. (China)	309,775	2,025,552
		$7,061,380
ELECTRICAL EQUIPMENT – 2.7%
Contemporary Amperex Technology Co. Ltd. (China)	63,425	$3,683,963
Sungrow Power Supply Co. Ltd. (China)	98,728	2,314,599
		$5,998,562
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.7%
All Ring Tech Co. Ltd. (Taiwan)	40,964	$1,317,903
Chroma ATE Inc. (Taiwan)	33,656	2,338,872
Delta Electronics Inc. (Taiwan)	36,648	2,301,633
		$5,958,408
OIL, GAS & CONSUMABLE FUELS – 2.2%
NAC Kazatomprom JSC (Kazakhstan) (b)	15,758	$1,083,910
Paladin Energy Ltd. (Australia) (a)	141,675	924,065
Reliance Industries Ltd. (India)	204,425	2,800,339
		$4,808,314
COMMUNICATIONS EQUIPMENT – 2.1%
Accton Technology Corp. (Taiwan)	45,535	$3,631,970
FOCI Fiber Optic Communications Inc. (Taiwan) (a)	57,317	1,069,942
		$4,701,912
METALS & MINING – 1.8%
Harmony Gold Mining Co. Ltd. (South Africa)	135,000	$2,065,623
Ivanhoe Mines Ltd. (South Africa) (a)	244,586	1,915,988
		$3,981,611
CHEMICALS – 1.6%
Lianhe Chemical Technology Co. Ltd. (China)	121,800	$245,187

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Sunresin New Materials Co. Ltd. (China)	379,749	$3,304,475
		$3,549,662
MACHINERY – 1.5%
Shenzhen Inovance Technology Co. Ltd. (China)	331,881	$3,251,883
LIFE SCIENCES TOOLS & SERVICES – 1.5%
WuXi XDC Cayman Inc. (China) (a)	444,337	$3,251,755
WIRELESS TELECOMMUNICATION SERVICES – 1.2%
Bharti Airtel Ltd. (India)	139,845	$2,739,458
FINANCIAL SERVICES – 1.2%
FirstRand Ltd. (South Africa)	455,345	$2,706,524
CONSUMER FINANCE – 1.2%
Kaspi.KZ JSC (Kazakhstan) (b)	29,550	$2,560,212
SPECIALTY RETAIL – 1.1%
Mobile World Investment Corp. (Vietnam)	840,304	$2,503,392
AUTOMOBILES – 1.1%
Kia Corp. (South Korea)	27,698	$2,501,620
CONSTRUCTION & ENGINEERING – 1.1%
Acter Group Corp. Ltd. (Taiwan)	60,131	$2,479,799
INDUSTRIAL CONGLOMERATES – 1.1%
Samsung C&T Corp. (South Korea)	7,447	$2,305,775
AUTO COMPONENTS – 0.8%
Hyundai Mobis Co. Ltd. (South Korea)	5,426	$1,786,958
HOTELS, RESTAURANTS & LEISURE – 0.7%
Trip.com Group Ltd. (China) (a),(b)	36,616	$1,458,781
PHARMACEUTICALS – 0.6%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (China)	183,866	$1,413,377

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
GROUND TRANSPORTATION – 0.6%
DiDi Global Inc. (China) (a),(b)	395,505	$1,324,942
TOTAL COMMON STOCKS–96.7% (Cost $138,113,889)		$213,782,371
PREFERRED STOCKS – 1.5%
BANKS – 1.5%
Itau Unibanco Holding S.A. (Brazil), 4.30% (d)	406,509	$3,321,494
TOTAL PREFERRED STOCKS–1.5% (Cost $1,829,725)		$3,321,494
TOTAL INVESTMENTS–98.2% (Cost $139,943,614)		$217,103,865
Other Assets in Excess of Liabilities – 1.8%		$3,993,860
NET ASSETS–100.0%		$221,097,725

(a)	Non-income producing security.
(b)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of June
30, 2026, this security had a total value of $2,995,350 which represented 1.4% of the Fund's net assets.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS – 100.8%	Shares	Fair Value
AEROSPACE & DEFENSE – 21.6%
Data Patterns India Ltd. (India)	129,795	$6,186,318
Exail Technologies S.A. (France) (a)	46,819	6,432,661
Exosens SAS (France)	79,840	5,214,805
INVISIO AB (Sweden)	207,863	4,397,905
Montana Aerospace A.G. (Germany) (a),(b)	43,341	1,139,272
Paras Defence & Space Technologies Ltd. (India)	198,153	2,705,600
Vincorion SE (Germany) (a)	117,159	2,248,321
		$28,324,882
SOFTWARE – 19.1%
Clavister AB (Sweden) (a)	5,910,112	$2,989,778
Freee KK (Japan) (a)	224,900	2,784,531
Hyundai Ezwel Co. Ltd. (South Korea)	291,012	986,533
Innoscripta SE (Germany)	69,349	6,059,714
Kinaxis Inc. (Canada) (a)	23,753	2,550,234
Lime Technologies AB (Sweden)	83,763	1,713,285
Money Forward Inc. (Japan) (a)	112,400	3,036,564
m-up Holdings Inc. (Japan)	284,100	1,255,036
Sidetrade (France) (a)	10,019	1,998,381
Smartcraft Group AB (Sweden) (a)	1,068,952	1,708,762
		$25,082,818
COMMUNICATIONS EQUIPMENT – 7.3%
Appear ASA (Norway) (a)	226,406	$1,689,846
Astra Microwave Products Ltd. (India)	420,795	7,852,196
		$9,542,042
FINANCIAL SERVICES – 7.1%
Boku Inc. (United States) (a),(b)	1,114,811	$2,195,699
WAG Payment Solutions PLC (United Kingdom)	3,613,387	4,905,321
Wise Group PLC (United Kingdom) (a)	185,451	2,223,091
		$9,324,111
MACHINERY – 4.6%
AutoStore Holdings Ltd. (Norway) (a),(b)	1,847,523	$2,314,514
Steyr Motors A.G. (Austria)	96,187	3,661,098
		$5,975,612
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.1%
E Ink Holdings Inc. (Taiwan)	701,300	$4,789,185

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
SOLUM Co. Ltd. (South Korea)	51,147	$534,787
		$5,323,972
CONSUMER STAPLES DISTRIBUTION & RETAIL – 3.5%
Apotea AB (Sweden)	322,646	$2,470,265
Redcare Pharmacy N.V. (Netherlands) (a),(b)	27,497	2,074,979
		$4,545,244
PHARMACEUTICALS – 3.4%
Neuren Pharmaceuticals Ltd. (Australia) (a)	263,925	$3,254,125
SwedenCare AB (Sweden)	483,022	1,254,138
		$4,508,263
INTERACTIVE MEDIA & SERVICES – 3.2%
Baltic Classifieds Group PLC (United Kingdom)	378,052	$943,079
Hemnet Group AB (Sweden)	12,955	98,394
Trustpilot Group PLC (United Kingdom) (a),(b)	905,682	3,118,735
		$4,160,208
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.9%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	1,115,574	$3,829,473
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.5%
Eo Technics Co. Ltd. (South Korea)	10,556	$3,290,456
PROFESSIONAL SERVICES – 2.3%
One Career Inc. (Japan)	254,000	$3,067,976
TRADING COMPANIES & DISTRIBUTORS – 2.2%
IPD Group Ltd. (Australia)	717,203	$2,826,935
LIFE SCIENCES TOOLS & SERVICES – 2.0%
AddLife AB (Sweden)	156,507	$2,639,233
ENTERTAINMENT – 1.8%
Hacksaw AB (Sweden)	292,486	$2,353,411
PERSONAL CARE PRODUCTS – 1.6%
Applied Nutrition PLC (United Kingdom) (a)	79,654	$328,593

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Pharmanutra S.p.A. (Italy)	18,289	$1,832,668
		$2,161,261
COMMERCIAL SERVICES & SUPPLIES – 1.6%
AlphaPurchase Corp. (Japan)	219,300	$2,075,628
HEALTH CARE TECHNOLOGY – 1.5%
Medley Inc. (Japan) (a)	87,500	$1,092,248
Nordhealth A/S (Finland) (a)	311,399	817,939
		$1,910,187
BIOTECHNOLOGY – 1.4%
BoneSupport Holding AB (Sweden) (a),(b)	5,065	$110,466
Devyser Diagnostics AB (Sweden) (a)	201,840	1,786,020
		$1,896,486
HEALTH CARE EQUIPMENT & SUPPLIES – 1.4%
PolyNovo Ltd. (Australia) (a)	1,772,138	$1,134,161
Xvivo Perfusion AB (Sweden) (a)	26,697	715,113
		$1,849,274
ELECTRICAL EQUIPMENT – 1.4%
Auroora Group (Finland) (a)	214,866	$1,814,289
CONSUMER FINANCE – 1.3%
Funding Circle Holdings PLC (United Kingdom) (a),(b)	889,908	$1,749,646
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.0%
Raspberry PI Ltd. (United Kingdom) (a)	117,256	$1,283,955
DIVERSIFIED CONSUMER SERVICES – 0.9%
Auction Technology Group PLC (United Kingdom) (a)	227,764	$1,239,891
CAPITAL MARKETS – 0.8%
Integral Corp. (Japan)	64,900	$1,100,961
LEISURE PRODUCTS – 0.2%
MIPS AB (Sweden)	8,656	$230,474

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
MEDIA – 0.1%
YouGov PLC (United Kingdom)	33,079	$94,425
TOTAL COMMON STOCKS–100.8% (Cost $128,270,982)		$132,201,113
TOTAL INVESTMENTS–100.8% (Cost $128,270,982)		$132,201,113
Liabilities in Excess of Other Assets – (0.8)%		$(1,096,980)
NET ASSETS–100.0%		$131,104,133

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
June 30, 2026, these securities had a total value of $12,703,311 which represented 9.7% of the Fund's net assets.